CONSOLIDATED STATEMENT OF EQUITY - USD ($)	Common Stock [Member]	Additional Paid in Capital [Member]	Shares in Treasury [Member]	Accumulated Deficit [Member]	Non-Controlling Interest [Member]	Total
Beginning Balance at Dec. 31, 2018	$ 46,246	$ 31,636,385		$ (26,921,347)	$ (594,913)	$ 4,166,371
Beginning Balance (Shares) at Dec. 31, 2018	46,245,917
Stock-based compensation		10,642				$ 10,642
Exercise of stock options (shares)						0
Repurchase of shares	$ (402)	(123,743)				$ (124,145)
Repurchase of shares (Shares)	(401,800)
Shares in treasury			$ (9,430)			(9,430)
Income for the year				2,247,957	140,390	2,388,347
Ending Balance at Dec. 31, 2019	$ 45,844	31,523,284	9,430	(24,673,390)	(454,523)	6,431,785
Ending Balance (Shares) at Dec. 31, 2019	45,844,117
Stock-based compensation		196,115				196,115
Exercise of warrants	$ 885	333,247				334,132
Exercise of warrants (shares)	885,000
Exercise of stock options	$ 346	71,566				$ 71,912
Exercise of stock options (shares)	346,500					346,500
Repurchase of shares	$ (258)	(126,167)	9,430			$ (116,995)
Repurchase of shares (Shares)	(258,600)
Shares in treasury			(4,857)			(4,857)
Income for the year				1,860,249	141,782	2,002,031
Ending Balance at Dec. 31, 2020	$ 46,817	31,998,045	(4,857)	(22,813,141)	(312,741)	8,914,123
Ending Balance (Shares) at Dec. 31, 2020	46,817,017
Stock-based compensation		2,504				2,504
Exercise of stock options	$ 255	94,674				$ 94,929
Exercise of stock options (shares)	255,000					255,000
Repurchase of shares	$ (384)	(324,708)	4,857			$ (320,235)
Repurchase of shares (Shares)	(384,500)
Shares in treasury			(13,294)			(13,294)
Income for the year				835,976	121,545	957,521
Ending Balance at Dec. 31, 2021	$ 46,688	$ 31,770,515	$ (13,294)	$ (21,977,165)	$ (191,196)	$ 9,635,548
Ending Balance (Shares) at Dec. 31, 2021	46,687,517